Subsequent Events (Details)	1 Months Ended	2 Months Ended			3 Months Ended					5 Months Ended	9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($)	Feb. 21, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($)	Mar. 31, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 20, 2017 USD ($) shares	Jun. 08, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Nov. 12, 2018 USD ($)	Oct. 31, 2018 USD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Cash consideration for purchase of vessel											$ 10,647,000	$ 0				$ 0	$ 60,115,000	$ 0
Vessel impairment loss					$ 2,760,000		$ 0				16,070,000	14,239,000
Payments to acquire common stock											$ 6,278,000	7,638,000				$ 7,638,000	$ 0	$ 22,846,000
Newbuilding bulk carriers
Subsequent Event [Line Items]
Number of vessels					2						2
Lease term											10 years
Cash consideration for purchase of vessel											$ 5,570,000
First newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT											82,000 dwt
Date of expected delivery											Q3 2019
Second newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT											82,000 dwt
Date of expected delivery											Q4 2019
Navios Equator Prosper
Subsequent Event [Line Items]
Vessel capacity in DWT											171,191 dwt
Cash consideration for purchase of vessel											$ 10,255,000
Date of delivery											Feb. 28, 2018
Navios Herakles
Subsequent Event [Line Items]
Vessel capacity in DWT											52,061 dwt
Vessel sale price						$ 7,682,000
Disposal date											Mar. 31, 2018
Vessel impairment loss											$ 6,715,000
Navios Primavera
Subsequent Event [Line Items]
Vessel capacity in DWT											53,464 dwt
Deposit upon signing of contract											$ 1,063,000
Subsequent event | Navios Logistics
Subsequent Event [Line Items]
Measurement of land													3,5 hectares
Total consideration paid for acquisition													$ 1,093,000
Subsequent event | Newbuilding bulk carriers
Subsequent Event [Line Items]
Number of vessels	2
Lease term	10 years
Contractual Obligation	$ 11,140,000
Cash consideration for purchase of vessel	$ 5,570,000
Subsequent event | First newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT	82,000 dwt
Date of expected delivery	Q4 2019
Charter hire daily rate	$ 5,700
Subsequent event | Second newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT	82,000 dwt
Date of expected delivery	Q1 2020
Charter hire daily rate	$ 5,564
Subsequent event | Navios Equator Prosper
Subsequent Event [Line Items]
Vessel capacity in DWT			171,191 dwt
Vessel year built			2000
Cash consideration for purchase of vessel			$ 10,000,000
Subsequent event | Navios Herakles
Subsequent Event [Line Items]
Vessel capacity in DWT						52,061dwt
Vessel year built						2000
Vessel sale price						$ 7,682,000
Disposal date						Mar. 31, 2018
Vessel impairment loss						$ 6,715,000
Subsequent event | Newbuilding bulk carrier
Subsequent Event [Line Items]
Number of vessels														1
Lease term														10 years
Vessel capacity in DWT														81,000 dwt
Deposit for option acquisition														$ 5,820,000
Deposit upon signing of contract														$ 2,910,000
Date of delivery														Q2 2020
Subsequent event | Navios Primavera
Subsequent Event [Line Items]
Vessel capacity in DWT															53,464 dwt
Vessel year built															2007
Cash consideration for purchase of vessel															$ 10,501,000
Subsequent event | Navios Magellan
Subsequent Event [Line Items]
Vessel capacity in DWT															74,333 dwt
Date of expected delivery															December 2018
Vessel year built															2000
Cash consideration for purchase of vessel															$ 6,950,000
Vessel impairment loss															$ 5,402,000
Navios Partners
Subsequent Event [Line Items]
Number of shares issued-common stock | shares				18,422,000					47,795,000
Payments to acquire investment				$ 714,000		$ 64,000		$ 110,000	$ 2,048,000			$ 12,000
Issuance of common stock				$ 5,000,000
General partner interest of Navios Holdings				2.00%		2.00%		2.00%	2.00%			2.00%
Private placement of units to Navios Holdings | shares						1,370,044		2,040,000
Navios Partners | Subsequent event
Subsequent Event [Line Items]
Number of shares issued-common stock | shares				18,422,000
Payments to acquire investment				$ 5,000,000
Price per unit | $ / shares				$ 1.9
Payments to acquire common stock				$ 714,000
General partner interest of Navios Holdings				2.00%
Ownership percentage of Navios Holdings				20.20%
Navios Containers
Subsequent Event [Line Items]
Ownership percentage of Navios Holdings					3.10%						3.10%					3.40%
Investments on the equity		$ 500,000								$ 5,000,000
Navios Containers | Warrants
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.70%					1.70%	1.70%
Warrants And Rights Outstanding Term										5 years
Navios Containers | Subsequent event
Subsequent Event [Line Items]
Ownership percentage of Navios Holdings		3.20%
Navios Containers | Subsequent event | Private placement
Subsequent Event [Line Items]
Private placement of units to Navios Holdings | shares		5,454,546
Price per share offered | $ / shares		$ 5.5
Investments on the equity		$ 500,000